Audit Information	12 Months Ended
Dec. 31, 2024
Auditor [Table]
Auditor Name	Reliant CPA PC
Auditor Firm ID	6906
Auditor Location	Newport Beach, CA
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated statement of financial position of Brera Holdings PLC (the “Company”), as of December 31, 2024, the related consolidated statements of profit or loss, changes in shareholders’ equity and cash flows for the year ended December 31, 2024, and related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2024, and the results of its operations and its cash flows for the year ended December 31, 2024, in conformity with the International Financial Reporting Standards as issued by the International Accounting Standards Board.